Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PFS FUNDS
Entity Central Index Key	0001103243
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Cargile Fund Shares
Shareholder Report [Line Items]
Fund Name	Cargile Fund
Class Name	Cargile Fund
Trading Symbol	CFNDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cargile Fund ("Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cargilefund.com/literature. You can also request this information by contacting us at 1-888-204-1128.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-204-1128
Additional Information Website	https://www.cargilefund.com/literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Cargile Fund	$159	1.61%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

There was a notable divergence in stock performance across different sectors and styles during the 12-month period ended June 30, 2025. Some sectors underperformed due to their cyclical nature and sensitivity to interest rates, while a concentrated few, particularly mega-cap growth and technology, led the market. Bond markets continued to underperform as the Federal Reserve maintained its restrictive interest rate policy. Trend-following strategies face headwinds as markets move abruptly, generating whipsaw (selling as markets decline and then buying at higher prices when the market turns quickly higher). Diversification also hampered returns, as market gains were mainly isolated in the mega-cap growth and technology asset classes. For the fiscal year ended June 30, 2025, the Fund's returns were -3.06%, compared to 12.03% for the S&P Balance Equity and Bond Index-Moderate benchmark. During the fiscal year ended June 30, 2025, the Fund kept a portion of its holdings in money markets, which lowered its overall performance compared to the general markets.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
	One Year	Five Years	Since Inception (07/09/2018)
Cargile Fund	-3.06%	-0.98%	-0.19%
S&P 500® Index	15.16%	16.64%	14.04%
S&P Balanced Equity & Bond Index - Moderate	12.03%	6.84%	7.73%

Performance Inception Date	Jul. 09, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
Net Assets	$ 13,635,064
Holdings Count | shares	3
Advisory Fees Paid, Amount	$ 157,215
Investment Company, Portfolio Turnover	339.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$13,635,064
Number of Portfolio Holdings	3
Portfolio Turnover Rate (%)	339%
Total Advisory Fees Paid ($)	$157,215

Holdings [Text Block]
What did the Fund invest in?
Top Holdings	% of Net Assets
Goldman Sachs Financial Square Government Fund Institutional Class	81.09%
Vanguard 500 Index Fund ETF Shares	49.89%
ProShares Ultra S&P500®	18.63%
Sectors (as % of net assets)

Largest Holdings [Text Block]
Top Holdings	% of Net Assets
Goldman Sachs Financial Square Government Fund Institutional Class	81.09%
Vanguard 500 Index Fund ETF Shares	49.89%
ProShares Ultra S&P500®	18.63%

Material Fund Change [Text Block]
Material Fund Changes

The Services Agreement waiver terminated on October 31, 2024 and was not renewed. Prior to that date, the Adviser contractually agreed to waive Services Agreement fees by 0.10% of the Fund's average daily net assets.

Material Fund Change Expenses [Text Block]	The Services Agreement waiver terminated on October 31, 2024 and was not renewed. Prior to that date, the Adviser contractually agreed to waive Services Agreement fees by 0.10% of the Fund's average daily net assets.